Fee Income - Additional Information (Details) - USD ($) $ in Thousands					3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 07, 2018	Jan. 30, 2018	Jan. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management Fee Income [Line Items]
Management fee, percent of net asset value					1.25%		1.25%
Base Management Fees
Management Fee Income [Line Items]
Revenue from contract with customer					$ 30,364	$ 32,862	$ 131,406	$ 179,816	$ 63,212
Base Management Fees | Private funds and other | Fee income
Management Fee Income [Line Items]
Percent of limited partner net funded capital					1.00%		1.00%
Base Management Fees | Non-traded REITs | Fee income
Management Fee Income [Line Items]
Percent of gross assets or equity			1.00%				1.00%
Revenue from contract with customer				$ 2,500	$ 2,500
Base Management Fees | Non-traded REITs | Fee income | Maximum
Management Fee Income [Line Items]
Percent of gross assets or equity					1.50%		1.50%
Base Management Fees | Registered Investment Companies | Fee income
Management Fee Income [Line Items]
Percent of average net assets			1.25%				1.25%
Base Management Fees | NRE | Fee income
Management Fee Income [Line Items]
Revenue from contract with customer								$ 14,200
Management fee, percent of net asset value					1.50%		1.50%
Management fee percentage, threshold amount					$ 2,000,000		$ 2,000,000
Percent of net asset value in excess of fixed fee amount					1.25%		1.25%
Percent increase per year								1.50%
Termination agreement payment	$ 70,000	$ 70,000
Base Management Fees | Colony Credit | Fee income
Management Fee Income [Line Items]
Percent of stockholders' equity					1.50%		1.50%
Asset Management Fees | Asset management fees
Management Fee Income [Line Items]
Percent of limited partner net funded capital					0.50%		0.50%
Acquisition and Disposition Fees | Asset management fees | Minimum
Management Fee Income [Line Items]
Percent of amount funded or allocated to originate or acquire investment			1.00%				1.00%
Percent of contractual sales price for disposition of investment			1.00%				1.00%
Acquisition and Disposition Fees | Asset management fees | Maximum
Management Fee Income [Line Items]
Percent of contractual sales price for disposition of investment			2.00%				2.00%
Incentive Fees
Management Fee Income [Line Items]
Revenue from contract with customer							$ 5,445	$ 1,043	0
Incentive Fees | Minimum
Management Fee Income [Line Items]
Percent of fees allocated to employees					40.00%		40.00%
Incentive Fees | Maximum
Management Fee Income [Line Items]
Percent of fees allocated to employees					50.00%		50.00%
Other Fee Income
Management Fee Income [Line Items]
Revenue from contract with customer					$ 29	$ 70	$ 3,592	$ 16,602	$ 0
Other Fee Income | Selling commissions or dealer manager fees
Management Fee Income [Line Items]
Percent of selling commissions							8.00%